ALLIANCE MUNICIPAL TRUST -CALIFORNIA PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1997



PORTFOLIO OF INVESTMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CALIFORNIA MUNICIPAL BONDS-79.3%
           ALAMEDA COUNTY IDB
           (Ream Enterprises Project)
           Series A AMT VRDN(a)
$  2,150   11/01/20                                4.20%     $ 2,150,000
           ALAMEDA COUNTY IDR
           (Heat Control Project) Series '95A
           AMT VRDN(a)
   5,200   11/01/25                                4.20        5,200,000
           ALAMEDA COUNTY IDR
           (JMS Family Partnership Project)
           Series '95A AMT VRDN(a)
   2,730   10/01/25                                4.20        2,730,000
           ALAMEDA COUNTY TRAN
           (Board of Education) Series '96
   7,000   7/01/97                                 4.04        7,000,000
           CALIFORNIA COMMUNITY COLLEGE TRAN
           Series A
   5,000   7/02/97                                 3.90        5,000,097
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY
           (Marko Foam Products Inc.)
           Series '96 AMT VRDN(a)
   2,945   10/1/26                                 4.35        2,945,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY
           (Pioneer Converting Inc.)
           AMT VRDN(a)
   2,090   4/01/16                                 4.20        2,090,000
           CALIFORNIA ECONOMIC
           DEVELOPMENT AUTHORITY IDR
           (National R.V. Inc.)
           Series '95 AMT VRDN(a)
   4,000   12/01/20                                4.35        4,000,000
           CALIFORNIA ECONOMIC DEVELOPMENT
           FINANCE AUTHORITY
           (Inland Empire Venture L.L.C.)
           Series '95 AMT VRDN(a)
   2,500   7/01/25                                 4.15        2,500,000
           CALIFORNIA ECONOMIC DEVELOPMENT
           FINANCE AUTHORITY
           (Valley Plating Works, Inc.)
           Series '95 AMT VRDN(a)
   6,025   10/01/20                                4.35        6,025,000
           CALIFORNIA HFA MFHR
           Series '97B AMT VRDN(a)
   2,100   8/01/39                                 4.20        2,100,000
           CALIFORNIA HFA SFMR
           (Home Mortgage Revenue) Series '96J
           AMT PPB(a)
  14,000   8/01/28                                 4.00       14,000,000
           CALIFORNIA PCFA
           (Colmac Energy Project)
           Series B AMT VRDN(a)
   2,400   12/01/16                                3.95        2,400,000
           CALIFORNIA PCFA
           (Contra Costa Waste Services)
           Series A AMT VRDN(a)
   4,725   12/01/10                                4.00        4,725,000
           CALIFORNIA PCFA
           (CR & R Inc. Project)
           Series '95A AMT VRDN(a)
   4,385   10/01/10                                4.05        4,385,000
           CALIFORNIA PCFA
           (Edco Disposal Corp. Project)
           Series '96A AMT VRDN(a)
   3,000   10/01/16                                4.05        3,000,000
           CALIFORNIA PCFA
           (Sanger Project)
           Series '90A AMT VRDN(a)
   3,300   9/01/20                                 3.95        3,300,000
           CALIFORNIA PCFA
           (Sanifill Inc. Project)
           Series '94A AMT VRDN(a)
     300   8/01/07                                 3.90          300,000
           CALIFORNIA PCFA
           (Santa Fe Geothermal Inc.)
           Series '83 VRDN(a)
   2,400   9/01/13                                 3.65        2,400,000


1



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           CALIFORNIA PCFA
           (Taormina Inds. Inc. Project)
           Series '96A AMT VRDN(a)
$  2,500   8/01/16                                 4.15%     $ 2,500,000
           CALIFORNIA PCFA SOLID WASTE
           (Athens Disposal Co. Project)
           Series '95A AMT VRDN(a)
   5,000   1/01/16                                 4.05        5,000,000
           CALIFORNIA PCFA SOLID WASTE
           (Burrtec Waste Project)
           Series '95A AMT VRDN(a)
   3,500   10/01/02                                4.05        3,500,000
           CALIFORNIA PCFA SOLID WASTE
           (California Waste Recovery Project)
           Series '96A AMT VRDN(a)
   1,815   10/01/06                                4.05        1,815,000
           CALIFORNIA PCFA SOLID WASTE
           (Calsan Inc. Project)
           Series '96A AMT VRDN(a)
   6,700   12/01/11                                4.05        6,700,000
           CALIFORNIA PCFA SOLID WASTE
           (Gilton Solid Waste Management)
           Series '95A AMT VRDN(a)
   2,600   12/01/05                                3.85        2,600,000
           CALIFORNIA SCHOOL CASH RESERVE
           Series A
  15,000   7/02/97                                 4.01       15,000,288
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT AUTHORITY
           (Lance Camper Project)
           Series '94B AMT VRDN(a)
   3,835   12/01/14                                4.10        3,835,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT CORP.
           (Pacific Bearings Company Project)
           Series '96L AMT VRDN(a)
   2,560   10/01/06                                4.15%      $2,560,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT CORP. IDR
           (Howard Leight & Assoc.)
           Series '95B AMT VRDN(a)
   3,340   7/01/20                                 4.30        3,340,000
           CALIFORNIA STATEWIDE
           COMMUNITY DEVELOPMENT CORP. IDR
           (Huntington Memorial Hospital)
           Series '96 CONNIE LEE COP
   1,745   7/01/97                                 4.00        1,745,000
           CHULA VISTA IDR
           (Sutherland/Palumbo Project)
           AMT VRDN(a)
   3,280   12/01/21                                4.35        3,280,000
           COMMERCE JOINT POWERS
           (Precision Wire Productions)
           AMT VRDN(a)
   2,620   11/01/14                                4.20        2,620,000
           CONTRA COSTA COUNTY MFHR
           (Delta Square Project)
           Series '92A AMT VRDN(a)
   4,500   8/01/07                                 4.13        4,500,000
           CONTRA COSTA COUNTY MFHR
           (Park Regency Apts.)
           Series '92A AMT VRDN(a)
   2,900   8/01/32                                 4.20        2,900,000


2



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           FAIRFIELD IDR
           (Aitchison Family Partnership)
           VRDN(a)
$  1,700   4/01/12                                 4.20%     $ 1,700,000
           HUNTINGTON PARK COMMUNITY
           REDEVELOPMENT AGENCY
           (Personal Storage I) VRDN(a)
     140   11/15/17                                4.50          140,000
           INDIO HOUSING AUTHORITY MFHR
           (Smoketree Apts.)
           Series A VRDN(a)
   9,800   12/01/07                                4.10        9,800,000
           INDIO MFHR
           (Olive Courts Apts.)
           Series '96 AMT VRDN(a)
     500   12/01/26                                3.85          500,000
           LONG BEACH
           Res. Rec.: (Southeast Fac.
           Authority Lease Rev.)
           Series '95B AMT VRDN(a)
  30,300   12/01/18                                4.20       30,300,000
           LOS ANGELES COUNTY TRAN
           Series '97
   8,000   6/30/98                                 3.90        8,046,000
           LOS ANGELES HFA MFHR
           (Malibu Meadows Project 91A) VRDN(a)
   1,500   12/01/15                                4.10        1,500,000
           LOS ANGELES MFHR
           (Poinsettia Apartment Project)
           Series '89A AMT VRDN(a)
   5,450   7/01/19                                 4.30        5,450,000
           LOS ANGELES MFHR
           (Studio Colony Project)
           Series '85C VRDN(a)
   1,900   5/01/07                                 4.20        1,900,000
           MARIN COUNTY HOUSING AUTHORITY MFHR
           (Crest Marin ll Apts.)
           Series A AMT VRDN(a)
   9,300   10/15/29                                4.30        9,300,000
           MONROVIA REDEVELOPMENT AGENCY
           (Holiday Inn Hotel Project)
           Series '84 VRDN(a)
   4,400   12/01/14                                3.85        4,400,000
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN(a)
  17,400   7/01/20                                 4.35       17,400,000
           ORANGE COUNTY HFA MFHR
           (Lantern Pines Project) VRDN(a)
   1,600   12/01/07                                4.10        1,600,000
           ORANGE COUNTY MFHR
           (Alicia Viejo Project)
           Series '86A AMT VRDN(a)
     290   12/01/16                                4.35          290,000
           ORANGE COUNTY MFHR
           (Vintage Woods Apts.)
           Series '84E VRDN(a)
   1,900   11/01/08                                3.85        1,900,000
           PANAMA-BUENA VISTA
           (Unified School District Capital
           Improvement Financing Project)
           VRDN(a)
   5,000   6/01/24                                 4.25        5,000,000
           PLEASANT HILL REDEVELOPMENT
           AGENCY MFHR
           (Chateau III Project)
           Series '96A AMT VRDN(a)
   2,260   8/01/26                                 4.10        2,260,000
           RIVERSIDE COUNTY GO RAN
           (School Financing Authority)
           Series '96
   4,000   7/17/97                                 4.05        4,000,967


3



PORTFOLIO OF INVESTMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           RIVERSIDE COUNTY HOUSING AUTHORITY
           MFHR
           (Tyler Village Apts.)
           Series '86A AMT VRDN(a)
$    300   12/01/16                                4.20%     $   300,000
           RIVERSIDE COUNTY HOUSING AUTHORITY
           MFHR
           (Victoria Springs Apts.)
           Series '89C AMT VRDN(a)
     500   7/01/19                                 4.20          500,000
           SAN BERNARDINO COUNTY HFA MFHR
           (Mountain View Apts.)
           Series '97A VRDN(a)
   6,000   3/01/27                                 4.05        6,000,000
           SAN BERNARDINO COUNTY MFHR
           (Alta Park Apts)
           Series '89A VRDN(a)
   5,145   5/01/06                                 4.20        5,145,000
           SAN DIMAS COMMUNITY
           REDEVELOPMENT AGENCY
           (San Dimas Commerce Center)
           Series '83 VRDN(a)
     110   12/01/13                                3.70          110,000
           SAN FRANCISCO IDR
           (Hoefer Scientific Institute)
           Series '92A AMT VRDN(a)
     940   8/01/07                                 4.70          940,000
           SAN JOSE MFHR
           (Siena at Renaissance Apts.)
           Series '96A AMT VRDN(a)
   3,500   12/01/29                                4.10        3,500,000
           SANTA FE SPRINGS IDR
           (Metal Center Inc. Project)
           Series '89A AMT VRDN(a)
   2,650   7/01/14                                 4.10        2,650,000
           TRIUNFO COUNTY
           Sanitation District Revenue
           VRDN(a)
   1,000   6/01/19                                 4.20        1,000,000
           UNION CITY MFHR
           (Skylark Apts.)
           Series '89B VRDN(a)
     400   11/01/07                                4.20          400,000
           UPLAND COMMUNITY REDEVELOPMENT
           AGENCY MFHR
           (Northwoods 156) Series A VRDN(a)
   5,850   3/01/14                                 4.70        5,850,000
           UPLAND COMMUNITY REDEVELOPMENT
           AGENCY MFHR
           (Northwoods 168) Series B VRDN(a)
   3,235   3/01/14                                 4.70        3,235,000
           VENTURA COUNTY TRAN
           Series '97
  10,000   7/01/98                                 3.90       10,057,700

           Total Municipal Bonds
           (amortized cost $283,320,052)                     283,320,052

           COMMERCIAL PAPER-20.1%
           CALIFORNIA-14.3%
           CALIFORNIA GO
  12,000   8/18/97                                 3.80       12,000,000
           LOS ANGELES COUNTY MTA
           Sales Tax Revenue Series A
   4,244   7/16/97                                 3.70        4,244,000
           LOS ANGELES COUNTY MTA
           Sales Tax Revenue Series A
   4,000   9/04/97                                 3.80        4,000,000
           LOS ANGELES WATER & POWER
  15,000   10/14/97                                3.90       15,000,000
           ORANGE COUNTY WATER DISTRICT
   2,000   8/21/97                                 3.75        2,000,000
           UNIVERSITY OF CALIFORNIA
           BOARD OF REGENTS
   6,000   8/15/97                                 3.55        6,000,000


4



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           UNIVERSITY OF CALIFORNIA
           BOARD OF REGENTS
$  5,000   8/20/97                                 3.65%     $ 5,000,000
           UNIVERSITY OF CALIFORNIA
           BOARD OF REGENTS
   3,000   7/22/97                                 3.75        3,000,000
                                                             ------------
                                                              51,244,000

           PUERTO RICO-5.8%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
           Series '96
  13,100   8/15/97                                 3.75       13,100,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   4,500   7/14/97                                 3.80        4,500,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   3,000   7/14/97                                 3.85        3,000,000
                                                            -------------
                                                              20,600,000

           Total Commercial Paper
           (amortized cost $71,844,000)                       71,844,000

           TOTAL INVESTMENTS-99.4%
           (amortized cost $355,164,052)                     355,164,052
           Other assets less liabilities-0.6%                  1,984,150

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           357,172,202 shares outstanding)                  $357,148,202


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMT     Alternative minimum tax
     CONNIE  LEECollege construction loan assurance assn
     COP     Certificate of participation
     GO      General obligation
     HFA     Housing finance agency/authority
     IDB     Industrial development board
     IDR     Industrial development revenue
     MFHR    Multi-family housing revenue
     MTA     Metropolitan transportation authority
     PCFA    Pollution control financing authority
     RAN     Revenue anticipation note
     SFMR    Single family mortgage revenue
     TRAN    Tax & revenue anticipation note

     See notes to financial statements.


5



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $355,164,052)         $355,164,052
  Cash                                                              19,300,796
  Interest receivable                                                2,825,996
  Receivable for capital stock sold                                    529,790
  Total assets                                                     377,820,634

LIABILITIES
  Payable for investments purchased                                 20,283,700
  Investment advisory payable                                          148,558
  Distribution fee payable                                              68,332
  Accrued expenses                                                     171,842
  Total liabilities                                                 20,672,432

NET ASSETS                                                        $357,148,202

COMPOSITION OF NET ASSETS
  Paid-in-capital                                                 $357,172,202
  Accumulated net realized loss on investments                         (24,000)
                                                                  $357,148,202


See notes to financial statements.


6



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $12,908,202

EXPENSES
  Advisory fee (Note B)                               $1,763,920
  Distribution assistance and administrative
    service (Note C)                                   1,103,670
  Transfer agency (Note B)                               280,278
  Custodian fees                                         103,572
  Registration fees                                       50,229
  Printing                                                43,090
  Audit and legal fees                                    29,519
  Trustees' fees                                           1,743
  Miscellaneous                                            9,348
  Total expenses                                       3,385,369
  Less: fee waiver                                      (104,474)
  Net expenses                                                       3,280,895
  Net investment income                                              9,627,307

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                              99
  Net change in unrealized appreciation of investments                    (114)
  Net loss on investment transactions                                      (15)

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 9,627,292


See notes to financial statements.


7



STATEMENT OF CHANGES
IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

                                                     YEAR ENDED     YEAR ENDED
                                                    JUNE 30,1997   JUNE 30,1996
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  9,627,307   $  8,134,512
  Net realized gain on investment transactions               99          8,350
  Net change in unrealized appreciation of
  investment transactions                                  (114)        (6,990)
  Net increase in net assets from operations          9,627,292      8,135,872

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (9,627,307)    (8,134,512)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              59,285,776     61,381,700
  Total increase                                     59,285,761     61,383,060

NET ASSETS
  Beginning of year                                 297,862,441    236,479,381
  End of year                                      $357,148,202   $297,862,441


See notes to financial statements.


8



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, the Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1997 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1997 for expenses exceeding .93 of 1% of its average daily net assets. No reimbursement was required for the year ended June 30, 1997. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $146,523 for the year ended June 30, 1997.


9



NOTES TO FINANCIAL STATEMENTS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1997, the distribution fee amounted to 881,960 of which $104,474 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1997, such payments by the Portfolio amounted to $221,710 of which $94,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $24,000, of which $11,589 expires in 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1997, capital paid-in aggregated $357,172,202. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                     1997             1996
                                               ---------------  ---------------
Shares sold                                     1,497,181,205    1,207,086,940
Shares issued on reinvestments of dividends         9,627,307        8,134,512
Shares redeemed                                (1,447,522,736)  (1,153,839,752)
Net increase                                       59,285,776       61,381,700


10



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                   YEAR ENDED JUNE 30,
                                               ----------------------------------------------------------
                                                   1997        1996        1995        1994        1993
                                               ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year                $1.00       $1.00       $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          .027        .029        .027        .018        .020

LESS: DISTRIBUTIONS
Dividends from net investment income              (.027)      (.029)      (.027)      (.018)      (.020)
Net asset value, end of year                      $1.00       $1.00       $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                                  2.76%       2.91%       2.78%       1.83%       2.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)        $357,148    $297,862    $236,479    $219,673    $156,200
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements       .93%        .93%        .93%        .93%        .93%
  Expenses, before waivers and reimbursements       .96%        .94%       1.01%       1.02%       1.02%
  Net investment income (a)                        2.73%       2.86%       2.75%       1.82%       2.01%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


11



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Portfolio of Alliance Municipal Trust as of June 30, 1997 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1997, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



McGladrey & Pullen, LLP
New York, New York
July 29, 1997


12



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
KENNETH T. CARTY, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
MARIA R. CONA, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


13



ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 3 0 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACAAR